Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.6%
	Argentina: 1.4%
500,000 (1),(2)	Arcor SAIC, 6.000%, 07/06/2023	$484,130	0.4
1,100,000 (2)	YPF SA, 8.500%, 06/27/2029	1,004,132	1.0
		1,488,262	1.4

	Brazil: 8.9%
900,000 (2)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	913,500	0.9
750,000 (2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	784,320	0.8
600,000 (2)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	616,755	0.6
500,000 (2)	Banco Votorantim SA, 4.500%, 09/24/2024	515,005	0.5
550,000	Braskem Finance Ltd., 6.450%, 02/03/2024	613,027	0.6
200,000	Braskem Netherlands Finance BV, 4.500%, 01/10/2028	199,622	0.2
550,000 (2)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	548,075	0.5
250,000	Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	274,152	0.3
725,000	Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	766,921	0.7
700,000 (2)	Klabin Finance SA, 4.875%, 09/19/2027	729,302	0.7
300,000 (1),(2)	Minerva Luxembourg SA, 5.875%, 01/19/2028	315,558	0.3
500,000 (2)	Minerva Luxembourg SA, 6.500%, 09/20/2026	533,304	0.5
250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	282,437	0.3
750,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	916,387	0.9
750,000 (2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	844,011	0.8
300,000 (2)	Suzano Austria GmbH, 7.000%, 03/16/2047	353,440	0.3
		9,205,816	8.9

	Chile: 4.1%
275,000 (2),(3)	AES Gener SA, 7.125%, 03/26/2079	289,105	0.3
675,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	679,460	0.7
600,000 (2)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	602,910	0.6
200,000	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	208,287	0.2
675,000 (2)	Colbun SA, 3.950%, 10/11/2027	704,116	0.7
500,000	Inversiones CMPC SA, 4.750%, 09/15/2024	531,171	0.5
750,000 (2)	SACI Falabella, 3.750%, 10/30/2027	766,397	0.7
450,000	Telefonica Chile SA, 3.875%, 10/12/2022	463,641	0.4
		4,245,087	4.1

	China: 6.8%
1,500,000	Bank of China Ltd., 5.000%, 11/13/2024	1,639,547	1.6
1,500,000 (3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,505,820	1.4
350,000	China Evergrande Group, 8.750%, 06/28/2025	300,906	0.3
300,000	China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	307,233	0.3
1,000,000	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,087,187	1.0
500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	563,698	0.5
650,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	679,805	0.7
950,000 (2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	992,187	1.0
		7,076,383	6.8

	Colombia: 7.8%
1,500,000 (1)	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,607,513	1.5
750,000	Banco de Bogota SA, 4.375%, 08/03/2027	796,206	0.8
1,200,000 (3)	Bancolombia SA, 4.625%, 12/18/2029	1,219,500	1.2
1,540,000	Ecopetrol SA, 5.375%, 06/26/2026	1,729,201	1.7
250,000	Ecopetrol SA, 5.875%, 05/28/2045	295,546	0.3
1,025,000 (2)	Millicom International Cellular SA, 5.125%, 01/15/2028	1,077,641	1.0
700,000	Millicom International Cellular SA, 6.000%, 03/15/2025	727,415	0.7
500,000 (2)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	573,304	0.6
		8,026,326	7.8

	Ghana: 0.5%
400,000 (1)	Tullow Oil PLC, 6.250%, 04/15/2022	361,900	0.3

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Ghana: (continued)
200,000	Tullow Oil PLC, 7.000%, 03/01/2025	$168,862	0.2
		530,762	0.5

	Hong Kong: 0.2%
200,000	Radiant Access Ltd., 4.600%, 12/31/2199	199,861	0.2

	India: 6.6%
1,100,000 (2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,140,938	1.1
1,000,000 (2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,063,160	1.0
500,000 (2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	509,920	0.5
500,000	ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	507,500	0.5
2,000,000 (2)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,071,475	2.0
1,000,000 (1),(2)	Vedanta Resources Ltd., 6.375%, 07/30/2022	983,312	0.9
600,000 (1)	Vedanta Resources Ltd., 7.125%, 05/31/2023	591,549	0.6
		6,867,854	6.6

	Indonesia: 2.8%
1,200,000	Pertamina Persero PT, 4.300%, 05/20/2023	1,267,773	1.2
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	581,129	0.6
1,000,000 (2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,056,597	1.0
		2,905,499	2.8

	Israel: 4.0%
500,000	Altice Financing SA, 6.625%, 02/15/2023	509,793	0.5
900,000	Altice Financing SA, 7.500%, 05/15/2026	969,165	0.9
500,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	545,787	0.5
500,000	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	568,852	0.6
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	464,793	0.5
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,043,781	1.0
		4,102,171	4.0

	Jamaica: 0.5%
263,000	Digicel Ltd., 6.000%, 04/15/2021	205,905	0.2
350,000 (2)	Digicel Ltd., 6.000%, 04/15/2021	274,019	0.3
		479,924	0.5

	Kazakhstan: 2.1%
275,000 (2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	302,086	0.3
1,725,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,898,809	1.8
		2,200,895	2.1

	Kuwait: 1.0%
1,000,000	Equate Petrochemical BV, 4.250%, 11/03/2026	1,068,125	1.0

	Malaysia: 1.0%
1,000,000 (1)	Petronas Capital Ltd., 3.500%, 03/18/2025	1,049,326	1.0

	Mexico: 5.9%
950,000 (2)	Alpek SAB de CV, 4.250%, 09/18/2029	970,662	0.9
500,000 (2),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	534,380	0.5
500,000	BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	545,270	0.5
162,000	Cemex Finance LLC, 6.000%, 04/01/2024	166,941	0.2
250,000	Cemex SAB de CV, 5.700%, 01/11/2025	257,500	0.3
600,000 (2)	Cemex SAB de CV, 5.700%, 01/11/2025	618,000	0.6
500,000 (2)	Cemex SAB de CV, 7.750%, 04/16/2026	544,675	0.5
500,000 (2),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	531,300	0.5
680,000 (2)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	695,744	0.7
497,000	Mexico City Airport Trust, 4.250%, 10/31/2026	520,785	0.5
625,000 (2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	676,005	0.7
		6,061,262	5.9

	Morocco: 1.9%
500,000 (2)	OCP SA, 4.500%, 10/22/2025	536,154	0.5
750,000	OCP SA, 5.625%, 04/25/2024	831,204	0.8
500,000	OCP SA, 6.875%, 04/25/2044	637,572	0.6
		2,004,930	1.9

	Panama: 1.1%
1,050,000 (2)	Multibank, Inc., 4.375%, 11/09/2022	1,088,401	1.1

	Peru: 5.0%
750,000 (3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	804,643	0.8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Peru: (continued)
500,000 (1),(3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	$534,554	0.5
500,000 (2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	501,191	0.5
550,000	Inkia Energy Ltd., 5.875%, 11/09/2027	574,398	0.5
300,000	Inretail Pharma SA, 5.375%, 05/02/2023	314,750	0.3
700,000 (2)	Inretail Pharma SA, 5.375%, 05/02/2023	734,415	0.7
200,000	Kallpa Generacion SA, 4.125%, 08/16/2027	204,321	0.2
500,000 (2)	Kallpa Generacion SA, 4.125%, 08/16/2027	510,804	0.5
50,000	Southern Copper Corp., 5.250%, 11/08/2042	57,571	0.1
600,000	Southern Copper Corp., 5.875%, 04/23/2045	752,194	0.7
125,000	Southern Copper Corp., 6.750%, 04/16/2040	166,973	0.2
		5,155,814	5.0

	Philippines: 1.2%
1,000,000	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,242,904	1.2

	Russia: 8.5%
1,000,000 (2),(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	1,021,000	1.0
550,000 (3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	539,688	0.5
550,000 (2)	ALROSA Finance SA, 4.650%, 04/09/2024	588,027	0.6
750,000 (2)	Evraz PLC, 5.250%, 04/02/2024	814,819	0.8
875,000	Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	978,269	0.9
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	893,205	0.9
250,000 (2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	263,107	0.3
500,000	Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	529,625	0.5
500,000	Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	536,635	0.5
550,000 (2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	553,437	0.5
1,000,000 (2)	VEON Holdings BV, 4.000%, 04/09/2025	1,043,310	1.0
1,000,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,084,843	1.0
		8,845,965	8.5

	Saudi Arabia: 1.0%
900,000 (2)	SABIC Capital II BV, 4.500%, 10/10/2028	1,005,276	1.0

	Singapore: 0.9%
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	958,136	0.9

	South Africa: 2.5%
1,000,000	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,058,425	1.0
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	452,936	0.5
238,000	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	241,853	0.2
775,000 (2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	829,316	0.8
		2,582,530	2.5

	South Korea: 2.5%
550,000 (2),(3)	Kookmin Bank, 4.350%, 12/31/2199	560,794	0.5
1,925,000 (2)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,066,746	2.0
		2,627,540	2.5

	Thailand: 1.8%
775,000 (2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	858,515	0.8
1,000,000 (2)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	998,371	1.0
		1,856,886	1.8

	Turkey: 4.1%
475,000 (2)	QNB Finansbank AS, 6.875%, 09/07/2024	507,003	0.5
550,000 (2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	589,394	0.6
750,000	Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	772,955	0.7
550,000	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	550,541	0.5
700,000 (2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	741,580	0.7
500,000 (2)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	506,072	0.5

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
550,000 (2)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	$585,426	0.6
		4,252,971	4.1

	United Arab Emirates: 7.7%
550,000 (2)	Abu Dhabi National Energy Co. PJSC, 4.000%, 10/03/2049	571,532	0.6
1,000,000 (2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,088,735	1.0
1,000,000	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,066,687	1.0
700,000	DP World Ltd., 6.850%, 07/02/2037	923,511	0.9
1,050,000 (3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,060,369	1.0
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	534,844	0.5
750,000 (2)	MHP Lux SA, 6.250%, 09/19/2029	738,262	0.7
1,400,000 (2),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,400,000	1.4
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	235,158	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	372,423	0.4
		7,991,521	7.7

	Zambia: 0.8%
750,000 (2)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	778,024	0.8

	Total Corporate Bonds/Notes (Cost $91,039,612)	95,898,451	92.6

SOVEREIGN BONDS: 2.8%
	Egypt: 1.1%
1,000,000 (2)	Egypt Government International Bond, 7.600%, 03/01/2029	1,096,320	1.1

	Indonesia: 0.5%
500,000	Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	547,864	0.5

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	409,547	0.4

	Saudi Arabia: 0.5%
500,000 (2)	Saudi Government International Bond, 4.000%, 04/17/2025	539,947	0.5

	Turkey: 0.3%
300,000	Turkey Government International Bond, 5.600%, 11/14/2024	305,794	0.3

	Total Sovereign Bonds (Cost $2,715,828)	2,899,472	2.8

	Total Long-Term Investments (Cost $93,755,440)	98,797,923	95.4

SHORT-TERM INVESTMENTS: 6.8%
	Commercial Paper: 3.0%
1,000,000	McKesson Corp., 1.830%, 01/06/2020	999,699	1.0
1,000,000	Mondelez International Inc., 1.680%, 01/02/2020	999,908	1.0
1,000,000	The Kroger Co., 1.780%, 01/03/2020	999,951	1.0

	Total Commercial Paper (Cost $2,999,614)	2,999,558	3.0

	Repurchase Agreements: 2.3%
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/19, 1.58%, due 01/02/20 (Repurchase Amount $1,000,087, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 01/25/20-10/15/60)	1,000,000	0.9
423,364 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/19, 1.60%, due 01/02/20 (Repurchase Amount $423,401, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $431,870, due 01/15/20-11/15/48)	423,364	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/30/21-12/01/49)	$1,000,000	1.0

	Total Repurchase Agreements (Cost $2,423,364)	2,423,364	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
1,558,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500% (Cost $1,558,000)	1,558,000	1.5

	Total Short-Term Investments (Cost $6,980,978)	6,980,922	6.8

	Total Investments in Securities (Cost $100,736,418)	$105,778,845	102.2
	Liabilities in Excess of Other Assets	(2,245,846)	(2.2)
	Net Assets	$103,532,999	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2019.

Sector Diversification	Percentage of Net Assets
Financial	29.4%
Basic Materials	19.4
Energy	14.9
Communications	8.7
Consumer, Non-cyclical	7.6%
Utilities	7.5
Industrial	3.6
Sovereign Bonds	2.8
Consumer, Cyclical	1.5
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(2.2)
Net Assets	100.0%

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$95,898,451	$–	$95,898,451
Sovereign Bonds	–	2,899,472	–	2,899,472
Short-Term Investments	1,558,000	5,422,922	–	6,980,922
Total Investments, at fair value	$1,558,000	$104,220,845	$–	$105,778,845
Other Financial Instruments+
Futures	163,049	–	–	163,049
Total Assets	$1,721,049	$104,220,845	$–	$105,941,894
Liabilities Table
Other Financial Instruments+
Futures	$(78,194)	$–	$–	$(78,194)
Total Liabilities	$(78,194)	$–	$–	$(78,194)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	35	03/31/20	$7,542,500	$(3,571)
U.S. Treasury 5-Year Note	48	03/31/20	5,693,250	(18,256)
U.S. Treasury Ultra Long Bond	10	03/20/20	1,816,563	(56,367)
			$15,052,313	$(78,194)
Short Contracts:
U.S. Treasury 10-Year Note	(46)	03/20/20	(5,907,406)	50,750
U.S. Treasury Long Bond	(20)	03/20/20	(3,118,125)	61,273
U.S. Treasury Ultra 10-Year Note	(30)	03/20/20	(4,221,094)	51,026
			$(13,246,625)	$163,049

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $100,732,658.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,682,472
Gross Unrealized Depreciation	(551,430)

Net Unrealized Appreciation	$5,131,042